Income Taxes (Significant Portions Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax loss carryforwards	$ 800.6	$ 750.0
Postretirement benefits	787.1	529.4
Foreign tax credit carryforwards	553.3	479.4
Capitalized research and development	267.4	304.1
Other tax credit carryforwards	144.2	164.2
Deferred revenue	91.0	107.1
Employee benefits and compensation	54.3	53.5
Purchased capitalized software	46.0	45.8
Depreciation	38.6	60.2
Warranty, bad debts and other reserves	18.4	23.5
Capitalized costs	17.3	18.2
Debt related	8.8	38.2
Capitalized intellectual property rights		28.4
Other	22.9	39.8
Gross deferred tax assets	2,849.9	2,641.8
Valuation allowance	(2,648.5)	(2,426.4)
Total deferred tax assets	201.4	215.4
Other	27.1	30.0
Total deferred tax liabilities	27.1	30.0
Net deferred tax assets	$ 174.3	$ 185.4